SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2011
Software
Property and equipment
Estimated useful lives	5 years
Computer equipment
Property and equipment
Estimated useful lives	7 years
Non-computer equipment
Property and equipment
Estimated useful lives	10 years